Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	6.80%	(4.50%)	6.70%
Tax rate effect from change in tax rate	(7.00%)	2.90%	(0.40%)
UK [Member]
Disclosure of income tax reconciliation [line items]
Tax rate effect from change in tax rate	7.10%	7.90%
UK [Member] | Maximum [member]
Disclosure of income tax reconciliation [line items]
Change in future UK corporation tax rate	25.00%
UK [Member] | Bottom of range [member]
Disclosure of income tax reconciliation [line items]
Change in future UK corporation tax rate	19.00%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	6.90%	18.90%	5.50%
Tax rate effect from change in tax rate		(9.60%)	(0.30%)
Before exceptional items and System Funds [member] | United States [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	6.70%	18.90%	4.90%